Notes Payable and Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Detailed Information About Borrowings

	Gotham Green Partners, LLC	LI Lending, LLC	Other Loans	Total
Balance, December 31, 2017	$—	$—	$3,795	$3,795
Accrued interest	—	—	414	414
Converted into Class D Units	—	—	(4,096)	(4,096)
Acquisition of HPI	—	—	9,085	9,085

Balance, December 31, 2018	$—	$—	$9,198	$9,198

Acquisitions (Note 14)	39,881	—	—	39,881
Equity component	(4,874)	—	—	(4,874)
Loans advanced, net	—	44,194	4,145	48,339
Loan payments	(953)	—	(4,058)	(5,011)
Accretion income	(337)	—	—	(337)
Accrued interest	1,890	95	—	1,985

Balance, December 31, 2019	$35,607	$44,289	$9,285	$89,181

Summary of Current And Non Current Portion Of Borrowings

	Gotham Green Partners, LLC	LI Lending, LLC	Other Loans	Total
Balance, December 31, 2018	$—	$—	$9,198	$9,198
Less current portion	—	—	(9,198)	(9,198)

Long term portion	$—	$—	$—	$—

Balance, December 31, 2019	$35,607	$44,289	$9,285	$89,181
Less current portion	—	—	(7,382)	(7,382)

Long term portion	$35,607	$44,289	$1,903	$81,799

Summary of Borrowings from Business Acquisition and Others
Outstanding as at December 31, 2019 were short term loans totaling $7,382 which were assumed in acquisitions (Note 14) of Healthy Pharms Inc, Om of Medicine LLC and PHX Interactive LLC and through the acquisition of non-controlling
interests in three Arkansas entities as follows:

	Terms	December 31, 2019	December 31, 2018
Healthy Pharms Inc.	Secured promissory note originally due November 13, 2019, renegotiated in 2020. See Note 29. No interest on the note.	$5,429	$9,085
Om Medicine, LLC	Unsecured promissory note, principal due upon completion of tax deliverables.	1,058	—
PHX Interactive LLC	Unsecured promissory note, principal due upon completion of tax deliverables.	134	—
Arkansas Entities	Unsecured promissory note, monthly interest payments at 12% per annum	561	—
Other	Various	200	—

		$7,382	$9,085

Summary of Future Minimum Payments on Notes and Convertible Notes
Future minimum payments on the notes payable and convertible debt is as follows:

December 31, 2019
2020	$14,974
2021	45,785
2022	7,200
2023	4,568
2024	48,853
Thereafter	—

Total minimum payments	121,380
Effect of discounting	(32,199)

Present value of minimum payments	89,181
Current portion	(7,382)

Long term portion	$81,799